Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	SCT Total Compensation for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average SCT Total Compensation for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income (Loss) ($ in millions) (h)	Enterprise Adjusted EBIT ($ in millions) (i)
2025	10,958,007	7,418,175	3,382,138	2,142,094	136.48	58.29	(81.2)	951.7
2024	12,432,742	14,261,834	4,296,305	4,152,650	174.80	75.13	950.1	1,055.2
2023	10,678,407	8,678,644	2,422,621	1,967,947	149.07	87.18	792.6	1,076.3
2022	9,947,560	(4,437,094)	1,920,110	(1,740,310)	173.05	87.09	540.2	1,021.3
2021	15,785,920	57,406,163	4,809,719	12,822,996	204.63	118.11	725.7	2,301.7

Company Selected Measure Name	Enterprise adjusted EBIT
Named Executive Officers, Footnote	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) Total compensation for our Chief Executive Officer, Andrew Rees. Refer to “Compensation Tables—Summary Compensation Table” (above).Reflects the average of the SCT Total compensation paid to our Non-PEO NEOs, as shown in our “Summary Compensation Table.” The non-PEO NEOs included in each year are as follows:
•For 2025, Patraic Reagan, Anne Mehlman, Terence Reilly, Rupert Campbell and Susan Healy.
•For 2024, Anne Mehlman, Susan Healy, Terence Reilly, Adam Michaels, and Thomas Britt.
•For 2023, Anne Mehlman, Michelle Poole, Richard Blackshaw, and Adam Michaels.
•For 2022, Anne Mehlman, Michelle Poole, Elaine Boltz, Richard Blackshaw, and Adam Michaels.
•For 2021, Anne Mehlman, Michelle Poole, Daniel Hart, and Elaine Boltz.

Peer Group Issuers, Footnote	Represents the cumulative TSR of the Dow Jones U.S. Footwear Total Return Index (“Peer Group Cumulative TSR”), which is the published industry index used for purposes of Item 201(e) of Regulation S-K, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, for the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
PEO Total Compensation Amount	$ 10,958,007	$ 12,432,742	$ 10,678,407	$ 9,947,560	$ 15,785,920
PEO Actually Paid Compensation Amount	$ 7,418,175	14,261,834	8,678,644	(4,437,094)	57,406,163
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) to our PEO reflects the SCT Total Compensation amounts set forth in column (b), adjusted as set forth in the table below, as calculated in accordance with applicable SEC rules. The dollar amounts reflected as CAP in column (c) of the table above do not reflect the actual amount of compensation earned or paid to our PEO during the applicable year. For information regarding pay decisions made by our Compensation Committee related to our PEO’s compensation for each fiscal year, refer to the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above. In accordance with the requirements of Item 402(v), the following amounts were deducted from and added to Mr. Rees’ SCT Total Compensation for fiscal year 2025 to determine the CAP. The Company does not provide pensions and accordingly no values are shown for Change in the Actuarial Value of Pension Benefits or Average Pension Benefit Adjustments.

2025
SCT Total Compensation for PEO	$10,958,007
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(7,432,802)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	6,397,718
Adjust for: Change in Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	—
Adjust for: Change in Fair Value from Prior Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,994,005)
Adjust for: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(510,743)
Adjust for: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Adjust for: Fair Value at Prior Fiscal Year-End of Awards Made in Prior Fiscal Years that were Forfeited During Covered Fiscal Year	—
Compensation Actually Paid to PEO	$7,418,175
Consistent with the Summary Compensation Table, we are excluding fair value amounts for fiscal years 2026 and 2027 from the 2025-2027 Revenue/rTSR PSUs since the targets for fiscal years 2026 and 2027 were not determined in 2025. Apart from the 2025-2027 Revenue/rTSR PSUs, which is calculated using a Monte-Carlo simulation valuation performed as of the grant date by an independent third party, the grant date fair value of the time-based RSUs and all other PSUs is calculated based on our closing stock price on the grant date. The fair values of unvested and outstanding equity awards to our PEO for determining CAP were remeasured as of the end of each fiscal year, and as of each vesting date, as applicable, during the years displayed in the table above, calculated in accordance with applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 3,382,138	4,296,305	2,422,621	1,920,110	4,809,719
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,142,094	4,152,650	1,967,947	(1,740,310)	12,822,996
Adjustment to Non-PEO NEO Compensation Footnote	CAP to our non-PEO NEOs reflects the Average SCT Total Compensation for non-PEO NEOs amounts set forth in column (d), adjusted as set forth in the table below, as calculated in accordance with applicable SEC rules. The dollar amounts represented in column (e) do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding pay decisions made by our Compensation Committee related to our non-PEO NEOs’ compensation for each fiscal year, refer to the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above. In accordance with the requirements of Item 402(v), the following adjustments were made to average SCT total compensation for the non-PEO NEOs as a group for fiscal year 2025 to determine the CAP. The Company does not provide pensions and accordingly no values are shown for Change in the Actuarial Value of Pension Benefits or Average Pension Benefit Adjustments.

2025
Average SCT Total Compensation for Non-PEO NEOs	$3,382,138
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,080,457)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,817,160
Adjust for: Change in Fair Value as of Vesting Date of any Awards Granted and Vested in the Same Year	—
Adjust for: Change in Fair Value from Prior Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(694,707)
Adjust for: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(72,821)
Adjust for: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Adjust for: Awards Made in Prior Fiscal Years that were Forfeited During Covered Fiscal Year	(209,219)
Average Compensation Actually Paid to Non-PEO NEOs	$2,142,094

Consistent with the Summary Compensation Table, we are excluding fair value amounts for fiscal years 2026 and 2027 from the 2025-2027 Revenue/rTSR PSUs since the targets for fiscal years 2026 and 2027 were not determined in 2025. Apart from the 2025-2027 Revenue/rTSR PSUs, which is calculated using a Monte-Carlo simulation valuation performed as of the date of grant by an independent third party, the grant date fair value of the time-based RSUs and all other PSUs is calculated based on our closing stock price on the grant date. The fair values of unvested and outstanding equity awards to our non-PEO NEOs for determining CAP were remeasured as of the end of each fiscal year, and as of each vesting date, as applicable, during the years displayed in the table above, calculated in accordance with applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures
Enterprise Adjusted EBIT
Enterprise Adjusted Free Cash Flow
Revenue
Adjusted EBIT Operating Margin
Corporate Responsibility and Sustainability Strategic Initiatives

Total Shareholder Return Amount	$ 136.48	174.80	149.07	173.05	204.63
Peer Group Total Shareholder Return Amount	58.29	75.13	87.18	87.09	118.11
Net Income (Loss)	$ (81,200,000)	$ 950,100,000	$ 792,600,000	$ 540,200,000	$ 725,700,000
Company Selected Measure Amount	951,700,000	1,055,200,000	1,076,300,000	1,021,300,000	2,301,700,000
PEO Name	Andrew Rees
Additional 402(v) Disclosure	Represents the cumulative total shareholder return (“TSR”) of Crocs, Inc., assuming $100 was invested on December 31, 2020 and valued on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.Reflects net income in the Company’s consolidated statements of operations in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Enterprise Adjusted EBIT
Non-GAAP Measure Description	Company-selected performance measure is Enterprise adjusted EBIT, which is calculated by excluding interest expenses, tax expense, foreign currency changes and non-recurring entries from GAAP net income attributable to common stockholders, including partial impairment of the HEYDUDE indefinite-lived trademark and HEYDUDE Brand reporting unit goodwill, as well as costs incurred in connection with cost savings initiatives.
Measure:: 2
Pay vs Performance Disclosure
Name	Enterprise Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBIT Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Corporate Responsibility and Sustainability Strategic Initiatives
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,432,802)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,397,718
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,994,005)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(510,743)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,080,457)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,817,160
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(694,707)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,821)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (209,219)